American Beacon ARK Transformational Innovation Fund

Supplement dated November 7, 2025, to the

Statement of Additional Information (“SAI”), dated November 3, 2025

I.	On pages 33-35 of the SAI, under the heading “CONTROL PERSONS AND 5% SHAREHOLDERS,” the second paragraph and the table are deleted and replaced with the following:

Set forth below are entities or persons that owned 5% or more of the outstanding shares of a class of the Fund as of October 6, 2025. The Trustees and officers of the Trusts, as a group, owned 13.94% of the R6 Class shares of the Fund as of that date. The Trustees and officers of the Trusts, as a group, owned less than 1% of all other classes of the Fund’s shares outstanding as of that date.

Shareholder Address	Fund Percentage (listed if over 25%)	A CLASS	C CLASS	Y CLASS	R6 CLASS	R5 CLASS	Investor Class
AMERICAN ENTERPRISE INV SVCS*		10.00%	22.61%	21.51%
707 2ND AVE S
MINNEAPOLIS MN 55402-2405
CHARLES SCHWAB & CO INC*		34.14%	37.41%	11.75%	85.48%	5.13%	14.67%
SPECIAL CUST A/C
EXCLUSIVE BENEFIT OF CUSTOMERS
ATTN MUTUAL FUNDS
211 MAIN ST
SAN FRANCISCO CA 94105-1905
LPL FINANCIAL*		26.52%	12.10%	16.29%
4707 EXECUTIVE DR
SAN DIEGO CA 92121-3091
NATIONAL FINANCIAL SERVICES LLC*		6.46%	5.50%	15.42%	10.38%		73.06%
FOR EXCLUSIVE BENEFIT OF OUR CUSTOMERS
ATTN MUTUAL FUNDS DEPT 4TH FLOOR
499 WASHINGTON BLVD
JERSEY CITY NJ 07310-1995
PERSHING LLC*		7.14%	13.06%	6.24%			6.27%
1 PERSHING PLZ
JERSEY CITY NJ 07399-0001
RAYMOND JAMES*		5.10%	7.75%
OMNIBUS FOR MUTUAL FUNDS
ATTN MUTUAL FUND RECONCILIATION 14G
880 CARILLON PKWY
ST PETERSBURG FL 33716-1100
UBS WM USA*				14.02%
OMNI ACCOUNT M/F
SPEC CDY A/C EBOC UBSFSI
1000 HARBOR BLVD
WEEHAWKEN NJ 07086-6761
JOHN HANCOCK TRUST COMPANY LLC*						6.20%
200 BERKELEY ST STE 7
BOSTON MA 02116-5038

ARK-110725-SAI

MID ATLANTIC TRUST COMPANY FBO	17.36%
ANOTHER JACOBY COMPANY INC 401(K) P
1251 WATERFRONT PL STE 525
PITTSBURGH PA 15222-4228
MID ATLANTIC TRUST COMPANY FBO	15.38%
PDC ASSET MANAGEMENT 401(K) PROFIT
1251 WATERFRONT PL STE 525
PITTSBURGH PA 15222-4228
PENTEGRA TRUST COMPANY AS CUSTODIAN	5.28%
FBO TEXAS TECH UNIVERSITY ORP
C/O RETIREMENT SYSTEM CONSULTANTS
2 ENTERPRISE DRIVE, SUITE 408
SHELTON CT 06484-4657
STATE STREET BANK	8.57%
TRUSTEE AND/OR CUSTODIAN
FBO ADP ACCESS PRODUCT
1 LINCOLN STREET
BOSTON MA 02111-2901
VOYA RETIREMENT INSURANCE & ANNUITY*	25.44%
COMPANY
1 ORANGE WAY
WINDSOR CT 06095-4773

*Denotes record owner of Fund shares only

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PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

American Beacon Shapiro Equity Opportunities Fund

American Beacon Shapiro SMID Cap Equity Fund

American Beacon SSI Alternative Income Fund

Supplement dated November 7, 2025, to the

Statement of Additional Information (“SAI”), dated November 3, 2025

I.	On pages 35-39 of the SAI, under the heading “CONTROL PERSONS AND 5% SHAREHOLDERS,” the second paragraph and the tables are deleted and replaced with the following:

Set forth below are entities or persons that owned 5% or more of the outstanding shares of a class of each Fund as of October 6, 2025. The Trustees and officers of the Trusts, as a group, owned less than 1% of all classes of each Fund’s shares outstanding as of that date.

American Beacon Shapiro Equity Opportunities Fund

Shareholder Address	Fund Percentage (listed if over 25%)	A CLASS	C CLASS	Y CLASS	R5 CLASS	Investor CLASS
CHARLES SCHWAB & CO INC*	25.74%			22.95%	70.10%	14.90%
SPECIAL CUSTODY A/C FBO CUSTOMERS
ATTN TREASURY CAPITAL MKTS
101 MONTGOMERY 120KNY-13
SAN FRANCISCO CA 94104-4151
J.P. MORGAN SECURITIES LLC OMNIBUS*						29.67%
ACCT FOR THE EXCLUSIVE BEN OF CUST
4 CHASE METROTECH CTR FL 3RD
BROOKLYN NY 11245-0003
NATIONAL FINANCIAL SERVICES LLC*				21.75%	12.06%	49.94%
FOR EXCLUSIVE BENEFIT OF
OUR CUSTOMERS
ATTN MUTUAL FUNDS DEPT 4TH FLOOR
499 WASHINGTON BLVD
JERSEY CITY NJ 07310-1995
PERSHING LLC*					17.73%
1 PERSHING PLZ
JERSEY CITY NJ 07399-0001
AMERICAN BEACON ADVISORS		100.00%	100.00%
220 LAS COLINAS BLVD E STE 1200
IRVING TX 75039-5500
GOULSTORRS & CO, INC				6.36%
1 POST OFFICE SQ FL 25
BOSTON MA 02109-2115
SAXON & CO				8.59%
PO BOX 94597
CLEVELAND OH 44101-4597
SAXON & CO				5.98%
PO BOX 94597
CLEVELAND OH 44101-4597
SAXON & CO				14.31%
PO BOX 94597
CLEVELAND OH 44101-4597

*Denotes record owner of Fund shares only

630-110725-SAI

American Beacon Shapiro SMID Cap Equity Fund

Shareholder Address	Fund Percentage (listed if over 25%)	A CLASS	C CLASS	Y CLASS	R6 CLASS	R5 CLASS	Investor CLASS
AMERICAN ENTERPRISE INV SVCS*		10.59%
707 2ND AVE S
MINNEAPOLIS MN 55402-2405
CHARLES SCHWAB & CO INC*					47.15%
SPECIAL CUST A/C
EXCLUSIVE BENEFIT OF CUSTOMERS
ATTN MUTUAL FUNDS
211 MAIN ST
SAN FRANCISCO CA 94105-1901
CHARLES SCHWAB & CO INC*	27.70%			35.72%		31.16%	21.28%
SPECIAL CUSTODY A/C FBO CUSTOMERS
ATTN TREASURY CAPITAL MKTS
101 MONTGOMERY 120KNY-13
SAN FRANCISCO CA 94104-4151
LPL FINANCIAL*		9.01%	14.01%
4707 EXECUTIVE DR
SAN DIEGO CA 92121-3091
MORGAN STANLEY SMITH BARNEY LLC*		8.31%					9.48%
FOR THE EXCLUSIVE BENE OF ITS CUST
1 NEW YORK PLZ FL 12
NEW YORK NY 10004-1965
NATIONAL FINANCIAL SERVICES LLC*		5.48%	36.14%	26.07%		15.31%	45.97%
FOR EXCLUSIVE BENEFIT OF OUR CUSTOMERS
ATTN MUTUAL FUNDS DEPT 4TH FLOOR
499 WASHINGTON BLVD
JERSEY CITY NJ 07310-1995
PERSHING LLC*		8.70%	12.31%
1 PERSHING PLZ
JERSEY CITY NJ 07399-0001
RAYMOND JAMES*		9.41%
OMNIBUS FOR MUTUAL FUNDS
ATTN MUTUAL FUND RECONCILIATION 14G
880 CARILLON PKWY
ST PETERSBURG FL 33716-1100
RBC CAPITAL MARKETS LLC*				19.29%
MUTUAL FUND OMNIBUS PROCESSING
ATTN MUTUAL FUNDS OPS MANAGER
250 NICOLLET MALL STE 1400
MINNEAPOLIS MN 55401-7582
UBS WM USA*		8.58%		5.82%
OMNI ACCOUNT M/F
SPEC CDY A/C EBOC UBSFSI
1000 HARBOR BLVD
WEEHAWKEN NJ 07086-6761
DCGT AS TTEE AND/OR CUST		6.57%
FBO PLIC VARIOUS RETIREMENT PLANS
OMNIBUS
ATTN NPIO TRADE DESK
711 HIGH ST
DES MOINES IA 50392-0001
EMPOWER ANNUITY INSURANCE		20.61%
FUTURE FUNDS II
8515 E ORCHARD RD 2T2
GREENWOOD VILLAGE CO 80111-5002

MATRIX TRUST COMPANY AS AGENT FOR	5.90%
ADVISOR TRUST INC.
RHONDA LOCKHART 403B
717 17TH STREET
SUITE 1300
DENVER CO 80202-3304
MATRIX TRUST COMPANY AS AGENT FOR	6.97%
ADVISOR TRUST INC.
STEVE DARNELL 403B
717 17TH STREET, SUITE 1300
DENVER CO 80202-3304
STATE STREET BANK		46.20%	21.96%
TRUSTEE AND/OR CUSTODIAN
FBO ADP ACCESS PRODUCT
1 LINCOLN STREET
BOSTON MA 02111-2901
VOYA RETIREMENT INSURANCE & ANNUITY			8.73%
COMPANY
ATTN MICHAEL KAMINSKI
1 ORANGE WAY
WINDSOR CT 06095-4773

*Denotes record owner of Fund shares only

American Beacon SSI Alternative Income Fund

Shareholder Address	Fund Percentage (listed if over 25%)	Y CLASS	R5 CLASS	Investor CLASS
CHARLES SCHWAB & CO INC*		7.69%		57.93%
SPECIAL CUST A/C
EXCLUSIVE BENEFIT OF CUSTOMERS
ATTN MUTUAL FUNDS
211 MAIN ST
SAN FRANCISCO CA 94105-1901
LPL FINANCIAL*		17.11%
4707 EXECUTIVE DR
SAN DIEGO CA 92121-3091
NATIONAL FINANCIAL SERVICES LLC*		16.42%		30.52%
FOR EXCLUSIVE BENEFIT OF
OUR CUSTOMERS
ATTN MUTUAL FUNDS DEPT 4TH FLOOR
499 WASHINGTON BLVD
JERSEY CITY NJ 07310-1995
PERSHING LLC*		9.07%	6.00%
1 PERSHING PLZ
JERSEY CITY NJ 07399-0001
UBS WM USA*		20.62%
OMNI ACCOUNT M/F
SPEC CDY A/C EBOC UBSFSI
1000 HARBOR BLVD
WEEHAWKEN NJ 07086-6761
WELLS FARGO CLEARING SERVICES LLC*		17.31%
SPECIAL CUSTODY ACCT FOR THE

Shareholder Address	Fund Percentage (listed if over 25%)	Y CLASS	R5 CLASS	Investor CLASS
EXCLUSIVE BENEFIT OF CUSTOMERS
2801 MARKET ST
ST LOUIS MO 63103-2523
AMERICAN UNITED LIFE INS CO GROUP			70.50%
RETIREMENT ACCOUNT
PO BOX 368
INDIANAPOLIS IN 46206-0368
SEI PRIVATE TRUST COMPANY		7.76%
C/O FIRST HAWAIIAN BANK
ONE FREEDOM VALLEY DR
OAKS PA 19456-9989
WELLS FARGO BANK NA FBO			22.90%
OMNIBUS CASH CASH
PO BOX 1533
MINNEAPOLIS MN 55480-1533

*Denotes record owner of Fund shares only

****************************************************************************

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

American Beacon TwentyFour Short Term Bond Fund

American Beacon TwentyFour Strategic Income Fund

Supplement dated November 7, 2025, to the

Statement of Additional Information (“SAI”), dated November 3, 2025

I.	On pages 50-52 of the SAI, under the heading “CONTROL PERSONS AND 5% SHAREHOLDERS,” the second paragraph and the tables are deleted and replaced with the following:

Set forth below are entities or persons that owned 5% or more of the outstanding shares of a class of each Fund as of October 6, 2025. The Trustees and officers of the Trusts, as a group, owned less than 1% of all classes of each Fund’s shares outstanding as of that date.

American Beacon TwentyFour Strategic Income Fund

Shareholder Address	Fund Percentage (listed if over 25%)	A Class	C Class	Y Class	R5 CLASS	Investor CLASS
CHARLES SCHWAB & CO INC*		8.49%	18.83%	15.76%	24.70%	63.41%
SPECIAL CUST A/C
EXCLUSIVE BENEFIT OF CUSTOMERS
ATTN MUTUAL FUNDS
211 MAIN ST
SAN FRANCISCO CA 94105-1901
LPL FINANCIAL*				16.08%
4707 EXECUTIVE DR
SAN DIEGO CA 92121-3091
MORGAN STANLEY SMITH BARNEY LLC*		24.08%	21.56%	7.61%
FOR THE EXCLUSIVE BENE OF ITS CUST
1 NEW YORK PLZ FL 12
NEW YORK NY 10004-1965
NATIONAL FINANCIAL SERVICES LLC*				16.73%	13.15%	19.44%
FOR EXCLUSIVE BENEFIT OF OUR CUSTOMERS
ATTN MUTUAL FUNDS DEPT 4TH FLOOR
499 WASHINGTON BLVD
JERSEY CITY NJ 07310-1995
PERSHING LLC*		23.73%	27.69%			5.43%
1 PERSHING PLZ
JERSEY CITY NJ 07399-0001
RAYMOND JAMES*		29.83%	18.57%	17.30%
OMNIBUS FOR MUTUAL FUNDS
ATTN MUTUAL FUND RECONCILIATION 14G
880 CARILLON PKWY
ST PETERSBURG FL 33716-1100
WELLS FARGO CLEARING SERVICES LLC*			11.09%	13.74%
SPECIAL CUSTODY ACCT FOR THE
EXCLUSIVE BENEFIT OF CUSTOMERS
2801 MARKET ST
ST LOUIS MO 63103-2523
RELIANCE TRUST CO FBO					22.36%
DEUTSCHE BANK CC
PO BOX 570788
ATLANTA GA 30357-3114

24-110725

SEI PRIVATE TRUST COMPANY	34.41%
ATTN MUTUAL FUNDS
1 FREEDOM VALLEY DR
OAKS PA 19456-9989

*Denotes record owner of Fund shares only

American Beacon TwentyFour Short Term Bond Fund

Shareholder Address	Fund Percentage (listed if over 25%)	A CLASS	C CLASS	Y CLASS	R6 CLASS
CHARLES SCHWAB & CO INC*	51.02%	62.35%		60.61%
SPECIAL CUST A/C
EXCLUSIVE BENEFIT OF CUSTOMERS
ATTN MUTUAL FUNDS
211 MAIN ST
SAN FRANCISCO CA 94105-1901
NATIONAL FINANCIAL SERVICES LLC*				23.46%
FOR EXCLUSIVE BENEFIT OF
OUR CUSTOMERS
ATTN MUTUAL FUNDS DEPT 4TH FLOOR
499 WASHINGTON BLVD
JERSEY CITY NJ 07310-1995
PERSHING LLC*		37.28%	91.70%	8.53%
1 PERSHING PLZ
JERSEY CITY NJ 07399-0001
AMERICAN BEACON ADVISORS					99.97%
220 LAS COLINAS BLVD E STE 1200
IRVING TX 75039-5500
LESLIE HERMAN			6.95%
PO BOX 219643
KANSAS CITY, MO 64121-9643
MILLENNIUM TRUST CO LLC*				5.01%
FBO VARIOUS BENEFICIARIES
2001 SPRING ROAD
SUITE 700
OAK BROOK IL 60523-1890

*Denotes record owner of Fund shares only

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PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE